Stockholders' (Deficit) (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of option activity and related information

A summary of the Company’s option activity and related information follows:

	Number of Shares Under Options	Range of Option Price Per Share	Weighted Average Exercise Price	Weighted Average Contractual Life
Options Outstanding at January 1, 2019	5,765,519	$0.02 – 0.65	$0.26	6.8
Options Granted	2,852,537	0.05	0.05
Exercised	(100,000)	0.05	0.05
Expired/Cancelled	(92,232)	0.05	0.05
Options Outstanding at December 31, 2019	8,425,824	$0.05 – 0.65	$0.17	7.5
Options Granted	350,000	0.12 – 0.13	0.13
Exercised	(100,000)	0.05	0.05
Expire/Cancelled	(369,838)	0.35 – 0.36	0.36
Options Outstanding at December 31, 2020	8,305,986	$0.05 – 0.39	$0.13	6.6

Options Exercisable at December 31, 2020	5,227,220	$0.05 – 0.39	$0.17	5.5

Schedule of fair value of options by using Black-Scholes model

The weighted average fair value of options granted, and the assumptions used in the Black-Scholes model during the year ended December 31, 2020 and 2019 are set forth in the table below.

	2020	2019
Weighted average fair value of options granted	$0.13	$0.05
Risk-free interest rate	0.66-0.83%	1.79%
Volatility	221 – 223%	225%
Expected life (years)	10	10
Dividend yield	0.00%	0.00%

Schedule of warrant activity and related information

A summary of the Company’s warrant activity and related information follows:

	Number of Shares Under Warrants	Range of Warrants Price Per Share	Weighted Average Exercise Price	Weighted Average Contractual Life
Warrants Outstanding at January 1, 2019	133,334	$0.01	$0.01	5.5
Warrants Granted	—	—	—
Warrants Outstanding at December 31, 2019	133,334	$0.01	$0.01	4.5
Warrants Granted	—	—	—
Warrants Outstanding at December 31, 2020	133,334	$0.01	$0.01	3.5
Warrants Exercisable at December 31, 2020	133,334	$0.01	$0.01	3.5